Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 08, 2022
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 12	$ 47
Liabilities, fair value	84	57
Net Contractual or notional amounts	1,331	1,654
Derivative financial instruments used to hedge foreign currency and interest rate risk	21
Derivative financial instruments - Non-current assets	0	9
Derivative financial instruments - Current assets	12	38
Derivative financial instruments - Non-current liabilities	52	17
Derivative financial instruments - Current assets	32	40
Gain recognized in relation to this hedge	$ 11	7
Stated interest rate	6.00%
AGSA
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	$ 0	12
Assets Or Liabilities At Fair Value	0
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	600	$ 600
Stated interest rate		6.00%	6.00%
Hedges of net investment in foreign operations | 6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	$ 350	$ 326
Stated interest rate	6.00%
Swap contract
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk	$ 21
Nominal amount of hedging instrument	300
Metal forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 10	29
Liabilities, fair value	51	34
Net Contractual or notional amounts	436	522
Cross currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	21
Net Contractual or notional amounts	300
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2	18
Liabilities, fair value	12	23
Net Contractual or notional amounts	$ 595	$ 1,132